Portfolio of investments—May 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 12.76%
FHLMC Multifamily Structured Pass-Through Certificates Series Q004 Class AFL (12 Month Treasury Average+0.74%)±	5.14%	5-25-2044	$218,298	$218,324
FHLMC Structured Pass-Through Certificates Series T-42 Class A6	9.50	2-25-2042	168,902	191,712
FHLMC Structured Pass-Through Certificates Series T-57 Class 2A1±±	4.91	7-25-2043	39,430	38,028
FHLMC Structured Pass-Through Certificates Series T-59 Class 2A1±±	4.03	10-25-2043	393,498	323,265
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.50	4-1-2032	8,945	9,109
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.57	4-1-2038	53,841	55,408
FHLMC Series 2597 Class AE	5.50	4-15-2033	2,859	2,863
FHLMC Series 3735 Class KL	3.50	10-15-2025	6,338	6,315
FNMA	5.00	10-1-2039	5,244,329	5,251,533
FNMA	6.00	3-1-2033	25,495	25,802
FNMA	6.00	5-1-2055	15,965,154	16,127,819
FNMA	6.50	8-1-2031	74,488	76,472
FNMA%%	6.50	6-15-2054	18,100,000	18,584,462
FNMA (1 Year Treasury Constant Maturity+1.27%)±	5.52	8-1-2034	22,838	22,765
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.72	11-1-2031	11,236	11,408
FNMA (1 Year Treasury Constant Maturity+2.29%)±	6.92	8-1-2036	231,296	239,199
FNMA (RFUCCT1Y+1.77%)±	7.14	7-1-2044	161,720	166,237
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	8,855	9,679
FNMA Series 2002-T12 Class A4	9.50	5-25-2042	254,757	264,415
FNMA Series 2003-W11 Class A1±±	7.53	6-25-2033	3,151	3,188
FNMA Series 2003-W6 Class 6A±±	4.76	8-25-2042	155,742	152,726
FNMA Series 2003-W6 Class PT4±±	8.22	10-25-2042	24,006	25,684
FNMA Series 2005-84 Class MB	5.75	10-25-2035	42,517	43,498
FNMA Series 2006-W1 Class 2AF2 (30 Day Average U.S. SOFR+0.30%)±	4.63	2-25-2046	659,497	653,005
FNMA Series 2011-48 Class CN±±	4.00	6-25-2026	17,393	17,281
GNMA	5.00	11-20-2054	6,199,235	6,018,455
GNMA	5.50	6-20-2054	8,837,423	8,783,344
GNMA	5.50	8-20-2054	5,971,480	5,934,021
GNMA	6.00	8-20-2054	11,311,812	11,437,940
GNMA	6.50	8-20-2054	23,261,012	23,768,313
GNMA Series 2005-27 Class PA	4.50	4-20-2035	9,555	9,479
Total agency securities (Cost $98,672,142)				98,471,749
Asset-backed securities: 14.01%
ACHM Trust Series 2023-HE2 Class A144A±±	7.50	10-25-2038	1,154,622	1,179,722
Affirm Asset Securitization Trust Series 2024-B Class A144A	4.62	9-15-2029	3,500,000	3,493,521
American Credit Acceptance Receivables Trust Series 2024-4 Class B144A	4.80	11-13-2028	2,715,000	2,713,006
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	837,051	766,982
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A Class B144A	2.68	8-20-2026	1,110,000	1,106,282
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 1

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
BDS LLC Series 2025-FL14 Class A (U.S. SOFR 1 Month+1.28%)144A±	5.61%	10-21-2042	$3,370,000	$3,346,840
BHG Securitization Trust Series 2021-A Class A144A	1.42	11-17-2033	425,701	417,619
BHG Securitization Trust Series 2021-A Class B144A	2.79	11-17-2033	1,335,000	1,281,823
Blue Owl Asset Leasing Trust LLC Series 2024-1A Class A2144A	5.05	3-15-2029	3,456,625	3,459,364
Bojangles Issuer LLC Series 2024-1A Class A2144A	6.58	11-20-2054	2,200,000	2,217,212
BRAVO Residential Funding Trust Series 2021-HE2 Class A1 (30 Day Average U.S. SOFR+0.75%)144A±	5.07	11-25-2069	715,164	712,934
Cajun Global LLC Series 2021-1 Class A2144A	3.93	11-20-2051	966,250	937,092
Carvana Auto Receivables Trust Series 2021-P3 Class A3	0.70	11-10-2026	50,995	50,941
Carvana Auto Receivables Trust Series 2023-P1 Class A3144A	5.98	12-10-2027	444,580	446,804
Carvana Auto Receivables Trust Series 2024-P3 Class A2	4.61	11-10-2027	1,331,568	1,330,832
CFMT LLC Series 2021-AL1 Class B144A	1.39	9-22-2031	188,555	186,155
ClickLease Equipment Receivables Trust Series 2024-1 Class C144A	8.40	2-15-2030	2,625,000	2,670,622
Cogent IPv4 LLC Series 2024-1A Class A2144A	7.92	5-25-2054	915,000	955,405
Cogent IPv4 LLC Series 2025-1A Class A2144A	6.65	4-25-2055	1,535,000	1,558,089
Commonbond Student Loan Trust Series 2018-BGS Class A1144A	3.56	9-25-2045	491,516	470,327
Contimortgage Home Equity Loan Trust Series 1996-2 Class IOƒ±±	0.00	7-15-2027	337,385	4,305
Credit Acceptance Auto Loan Trust Series 2023-2A Class A144A	5.92	5-16-2033	350,000	351,199
DataBank Issuer LLC Series 2024-1A Class A2144A	5.30	1-26-2054	2,760,000	2,716,280
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (U.S. SOFR 1 Month+1.24%)±	5.57	9-25-2033	64,498	64,046
FIGRE Trust Series 2023-HE2 Class A144A±±	6.51	5-25-2053	1,043,791	1,063,264
FIGRE Trust Series 2025-HE1 Class C144A±±	6.03	1-25-2055	1,768,888	1,779,550
Finance of America HECM Buyout Series 2024-HB1 Class A1A144A±±	4.00	10-1-2034	2,426,100	2,406,936
FirstKey Homes Trust Series 2021-SFR1 Class C144A	1.89	8-17-2038	1,835,000	1,758,868
FirstKey Homes Trust Series 2021-SFR2 Class B144A	1.61	9-17-2038	2,235,000	2,135,827
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	611,925	630,085
FREED Mortgage Trust Series 2022-HE1 Class A144A±±	7.00	10-25-2037	1,164,294	1,181,354
Frontier Issuer LLC Series 2023-1 Class A2144A	6.60	8-20-2053	455,000	461,480
FS Rialto Issuer LLC Series 2021-FL3 Class B (U.S. SOFR 1 Month+1.91%)144A±	6.24	11-16-2036	2,000,000	1,988,396
FS Rialto Issuer LLC Series 2025-FL10 Class AS (U.S. SOFR 1 Month+1.59%)144A±	5.92	8-19-2042	3,000,000	2,962,505
Gracie Point International Funding LLC Series 2023-2A Class A (90 Day Average U.S. SOFR+2.25%)144A±	6.67	3-1-2027	147,798	147,523
Harley-Davidson Motorcycle Trust Series 2023-B Class A3	5.69	8-15-2028	1,120,000	1,128,761
Hertz Vehicle Financing III LLC Series 2023-4A Class A144A	6.15	3-25-2030	2,454,000	2,540,087
HGI CRE CLO Ltd. Series 2021-FL1 Class A (U.S. SOFR 1 Month+1.16%)144A±	5.49	6-16-2036	250,784	249,924
HGI CRE CLO Ltd. Series 2021-FL2 Class C (U.S. SOFR 1 Month+1.91%)144A±	6.24	9-17-2036	1,000,000	998,492
See accompanying notes to portfolio of investments
2 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Hyundai Auto Receivables Trust Series 2024-A Class B	5.14%	1-15-2031	$2,500,000	$2,532,990
Jonah Energy ABS I LLC Series 2022-1 Class A1144A	7.20	12-10-2037	1,597,727	1,603,065
Lendbuzz Securitization Trust Series 2024-3A Class A2144A	4.97	10-15-2029	3,315,811	3,315,935
Lendmark Funding Trust Series 2024-2A Class A144A	4.47	2-21-2034	3,000,000	2,972,431
MF1 Ltd. Series 2021-FL7 Class A (U.S. SOFR 1 Month+1.19%)144A±	5.52	10-16-2036	126,340	126,189
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	5.67	2-19-2037	2,768,738	2,766,905
Mission Lane Credit Card Master Trust Series 2024-B Class A144A	5.88	1-15-2030	3,720,000	3,743,029
MNR ABS Issuer I LLC‡	8.12	12-15-2038	711,438	720,331
Navient Private Education Refinance Loan Trust Series 2021-EA Class A144A	0.97	12-16-2069	1,531,735	1,362,601
NBC Funding LLC Series 2024-1A Class A2144A	6.75	7-30-2054	2,169,100	2,198,472
Octane Receivables Trust Series 2022-2A Class A144A	5.11	2-22-2028	88,642	88,665
Octane Receivables Trust Series 2023-1A Class A144A	5.87	5-21-2029	123,282	123,567
Octane Receivables Trust Series 2023-1A Class B144A	5.96	7-20-2029	645,000	648,672
OneMain Financial Issuance Trust Series 2023-2A Class A2 (30 Day Average U.S. SOFR+1.50%)144A±	5.83	9-15-2036	200,000	203,552
Pagaya AI Debt Selection Trust Series 2021-HG1 Class A144A	1.22	1-16-2029	101,406	100,804
Pagaya AI Debt Trust Series 2023-8 Class A144A	7.30	6-16-2031	1,423,704	1,440,362
Pagaya AI Debt Trust Series 2024-4 Class A144A	6.49	8-15-2031	944,785	945,967
Prestige Auto Receivables Trust Series 2024-2A Class B144A	4.56	2-15-2029	1,745,000	1,737,726
Prodigy Finance DAC Series 2021-1A Class A (U.S. SOFR 1 Month+1.36%)144A±	5.69	7-25-2051	632,655	632,041
RCKT Mortgage Trust Series 2023-CES3 Class A1A144A±±	7.11	11-25-2043	1,344,252	1,363,727
RR 5 Ltd. Series 2018-5A Class A1R (U.S. SOFR 3 Month+1.50%)144A±	5.76	7-15-2039	2,500,000	2,508,185
Santander Bank Auto Credit-Linked Notes Series 2022-A Class D144A	9.97	5-15-2032	4,551,121	4,579,836
Service Experts Issuer LLC Series 2021-1A Class A144A	2.67	2-2-2032	907,174	881,601
SLM Student Loan Trust Series 2003-10A Class A4 (90 Day Average U.S. SOFR+0.93%)144A±	5.31	12-17-2068	1,302,748	1,286,197
SLM Student Loan Trust Series 2013-1 Class A3 (30 Day Average U.S. SOFR+0.66%)±	4.99	5-26-2055	440,197	435,548
Sotheby’s ArtFi Master Trust Series 2024-1A Class A1144A	6.43	12-22-2031	3,400,000	3,426,520
Sound Point CLO VIII-R Ltd. Series 2015-1RA Class BR (U.S. SOFR 3 Month+1.81%)144A±	6.07	4-15-2030	2,209,356	2,211,074
SpringCastle America Funding LLC Series 2020-AA Class A144A	1.97	9-25-2037	445,877	417,144
Starwood LLC Series 2025-SIF5A Class A (U.S. SOFR 3 Month+1.55%)144A±	5.80	4-15-2037	2,625,000	2,631,177
Store Master Funding I-VII Series 2018-1A Class A2144A	4.29	10-20-2048	940,229	923,408
Subway Funding LLC Series 2024-3A Class A2I144A	5.25	7-30-2054	2,985,000	2,933,774
TierPoint Issuer LLC Series 2025-1A Class A2144A	6.15	4-26-2055	2,200,000	2,215,469
Venture XXIX CLO Ltd. Series 2017-29A Class AR (U.S. SOFR 3 Month+1.25%)144A±	5.58	9-7-2030	599,760	599,481
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 3

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
VR Funding LLC Series 2020-1A Class B144A	4.22%	11-15-2050	$182,333	$179,329
Zais CLO 6 Ltd. Series 2017-1A Class CR (U.S. SOFR 3 Month+2.91%)144A±	7.17	7-15-2029	452,051	452,885
Total asset-backed securities (Cost $108,571,705)				108,179,113
Corporate bonds and notes: 28.23%
Basic materials: 0.74%
Chemicals: 0.56%
International Flavors & Fragrances, Inc.144A	1.23	10-1-2025	1,233,000	1,217,690
Syensqo Finance America LLC144A	5.65	6-4-2029	3,000,000	3,068,948
				4,286,638
Forest products & paper: 0.18%
Georgia-Pacific LLC144A%%	4.40	6-30-2028	1,400,000	1,401,414
Communications: 1.51%
Media: 0.97%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	2,740,000	2,852,343
Discovery Communications LLC	3.63	5-15-2030	2,000,000	1,768,709
News Corp.144A	3.88	5-15-2029	3,000,000	2,845,198
				7,466,250
Telecommunications: 0.54%
Frontier California, Inc. Series F	6.75	5-15-2027	1,975,000	2,004,625
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	3-20-2028	2,185,200	2,194,721
				4,199,346
Consumer, cyclical: 4.31%
Airlines: 1.32%
Alaska Airlines Pass-Through Trust Series 2020-1 Class A144A	4.80	8-15-2027	1,925,577	1,914,592
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	2,824,786	2,743,035
American Airlines Series 2017-2 Class B	3.70	10-15-2025	876,770	869,745
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.50	10-20-2025	409,166	407,617
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	1,740,000	1,733,261
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.144A	6.50	6-20-2027	2,250,000	2,255,164
United Airlines Pass-Through Trust Series 2020-1 Class B	4.88	1-15-2026	269,224	267,910
				10,191,324
Auto manufacturers: 1.38%
BMW U.S. Capital LLC144A	4.65	8-13-2026	3,495,000	3,499,578
Ford Motor Credit Co. LLC	4.39	1-8-2026	1,500,000	1,488,017
Hyundai Capital America144A	1.30	1-8-2026	1,115,000	1,091,354
See accompanying notes to portfolio of investments
4 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Auto manufacturers(continued)
Hyundai Capital America144A	5.65%	6-26-2026	$1,080,000	$1,089,625
Volkswagen Group of America Finance LLC144A	4.90	8-14-2026	3,495,000	3,495,704
				10,664,278
Entertainment: 0.19%
Warnermedia Holdings, Inc.	3.76	3-15-2027	1,500,000	1,454,057
Housewares: 0.03%
Newell Brands, Inc.	5.70	4-1-2026	268,000	269,893
Lodging: 0.48%
Las Vegas Sands Corp.	5.63	6-15-2028	1,500,000	1,503,394
Las Vegas Sands Corp.	6.00	8-15-2029	2,200,000	2,234,490
				3,737,884
Retail: 0.45%
Advance Auto Parts, Inc.	5.90	3-9-2026	900,000	904,707
Advance Auto Parts, Inc.	5.95	3-9-2028	2,500,000	2,539,275
				3,443,982
Toys/games/hobbies: 0.46%
Mattel, Inc.144A	3.38	4-1-2026	1,045,000	1,028,896
Mattel, Inc.144A	5.88	12-15-2027	2,485,000	2,493,698
				3,522,594
Consumer, non-cyclical: 2.02%
Agriculture: 0.22%
Altria Group, Inc.	1.70	6-15-2025	1,515,000	1,719,643
Biotechnology: 0.25%
Biogen, Inc.	5.05	1-15-2031	1,885,000	1,894,469
Commercial services: 1.11%
Ashtead Capital, Inc.144A	4.00	5-1-2028	1,600,000	1,565,498
Global Payments, Inc.	4.80	4-1-2026	3,695,000	3,693,495
Trustees of Princeton University	4.65	7-1-2030	1,970,000	1,991,192
UL Solutions, Inc.144A	6.50	10-20-2028	1,275,000	1,332,321
				8,582,506
Food: 0.44%
Mars, Inc.144A	4.60	3-1-2028	3,400,000	3,415,825
Energy: 0.72%
Oil & gas: 0.54%
Expand Energy Corp.	5.38	3-15-2030	1,855,000	1,844,921
HF Sinclair Corp.	6.38	4-15-2027	2,293,000	2,314,382
				4,159,303
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 5

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines: 0.18%
Kinetik Holdings LP144A	6.63%	12-15-2028	$1,400,000	$1,427,794
Financial: 13.84%
Banks: 6.19%
Bank of America Corp. (U.S. SOFR+0.83%)±	4.98	1-24-2029	3,000,000	3,029,384
Bank of America Corp. (U.S. SOFR+1.00%)±	5.16	1-24-2031	2,000,000	2,029,633
Bank of America Corp. Series N (U.S. SOFR+0.91%)±	1.66	3-11-2027	2,370,000	2,315,255
Bank of New York Mellon (U.S. SOFR+1.14%)±	4.73	4-20-2029	3,010,000	3,035,924
Goldman Sachs Group, Inc. (U.S. SOFR+0.91%)±	1.95	10-21-2027	3,000,000	2,889,536
JPMorgan Chase & Co. (U.S. SOFR+1.31%)±	5.01	1-23-2030	3,175,000	3,212,648
JPMorgan Chase & Co. (U.S. SOFR+1.33%)±	6.07	10-22-2027	3,000,000	3,062,287
JPMorgan Chase & Co. (U.S. SOFR+1.44%)±	5.10	4-22-2031	2,000,000	2,029,017
JPMorgan Chase & Co. (U.S. SOFR 3 Month+0.70%)±	1.04	2-4-2027	835,000	814,748
Morgan Stanley (U.S. SOFR+1.11%)±	5.23	1-15-2031	1,795,000	1,821,518
Morgan Stanley (U.S. SOFR+1.22%)±	5.04	7-19-2030	1,500,000	1,514,897
Morgan Stanley (U.S. SOFR+1.38%)±	4.99	4-12-2029	4,265,000	4,304,938
Morgan Stanley (U.S. SOFR+1.73%)±	5.12	2-1-2029	2,035,000	2,059,532
Santander Holdings USA, Inc. (U.S. SOFR+1.61%)±	5.47	3-20-2029	2,465,000	2,484,855
Santander Holdings USA, Inc. (U.S. SOFR+2.33%)±	5.81	9-9-2026	1,250,000	1,252,471
U.S. Bancorp (U.S. SOFR+1.06%)±	5.05	2-12-2031	1,705,000	1,717,008
U.S. Bancorp (U.S. SOFR+1.30%)±	5.08	5-15-2031	1,600,000	1,613,105
Wells Fargo & Co. (U.S. SOFR+1.11%)±	5.24	1-24-2031	1,795,000	1,821,730
Wells Fargo & Co. (U.S. SOFR+1.37%)±	4.97	4-23-2029	3,820,000	3,848,431
Wells Fargo & Co. (U.S. SOFR+1.51%)±	3.53	3-24-2028	3,000,000	2,942,390
				47,799,307
Diversified financial services: 0.85%
Aircastle Ltd.144A	6.50	7-18-2028	2,650,000	2,746,048
Blackstone Holdings Finance Co. LLC144A	5.90	11-3-2027	2,145,000	2,206,884
Citadel LP144A	6.00	1-23-2030	1,565,000	1,602,057
				6,554,989
Insurance: 4.02%
American International Group, Inc.	4.85	5-7-2030	1,550,000	1,555,953
Athene Global Funding	0.37	9-10-2026	1,200,000	1,322,277
Athene Global Funding144A	2.72	1-7-2029	1,150,000	1,062,042
CNO Global Funding144A	5.88	6-4-2027	1,500,000	1,534,031
Equitable Financial Life Global Funding144A	5.50	12-2-2025	2,080,000	2,088,394
Equitable Holdings, Inc.144A	4.57	2-15-2029	860,000	847,722
Essent Group Ltd.	6.25	7-1-2029	850,000	876,204
Guardian Life Global Funding144A	5.55	10-28-2027	2,815,000	2,884,379
MGIC Investment Corp.	5.25	8-15-2028	2,736,000	2,717,009
Minnesota Life Insurance Co.144A	8.25	9-15-2025	3,000,000	3,024,569
NMI Holdings, Inc.	6.00	8-15-2029	1,405,000	1,425,970
Northwestern Mutual Global Funding144A	4.90	6-12-2028	3,000,000	3,042,649
Pricoa Global Funding I144A	4.70	5-28-2030	3,220,000	3,232,225
See accompanying notes to portfolio of investments
6 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance(continued)
Protective Life Global Funding144A	1.62%	4-15-2026	$2,370,000	$2,313,113
RGA Global Funding144A	5.45	5-24-2029	3,000,000	3,079,819
				31,006,356
Investment Companies: 0.84%
Ares Capital Corp. BDC	5.88	3-1-2029	1,490,000	1,509,873
Blackstone Secured Lending Fund BDC	5.35	4-13-2028	1,900,000	1,903,937
Golub Capital Private Credit Fund BDC144A	5.88	5-1-2030	1,180,000	1,169,834
MSD Investment Corp. BDC144A	6.25	5-31-2030	1,950,000	1,912,781
				6,496,425
REITs: 1.94%
American Tower Trust #1144A	5.49	3-15-2028	990,000	1,002,549
Brandywine Operating Partnership LP	8.30	3-15-2028	1,140,000	1,195,181
Crown Castle, Inc.	4.90	9-1-2029	3,000,000	3,007,308
Piedmont Operating Partnership LP	9.25	7-20-2028	980,000	1,082,196
Sabra Health Care LP	5.13	8-15-2026	1,490,000	1,487,765
SBA Tower Trust144A	6.60	1-15-2028	2,525,000	2,588,913
Tanger Properties LP	3.13	9-1-2026	3,109,000	3,040,933
WEA Finance LLC144A	2.88	1-15-2027	1,612,000	1,560,609
				14,965,454
Industrial: 1.66%
Aerospace/defense: 0.05%
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	315,000	347,843
Electrical components & equipment: 0.47%
Molex Electronic Technologies LLC144A	4.75	4-30-2028	3,630,000	3,634,479
Engineering & construction: 0.58%
GTP Acquisition Partners I LLC Series 2015-2 Class A144A	3.48	6-16-2025	1,900,000	1,898,388
MasTec, Inc.144A	4.50	8-15-2028	2,620,000	2,572,246
				4,470,634
Machinery-diversified: 0.17%
Weir Group, Inc.144A	5.35	5-6-2030	1,300,000	1,305,333
Transportation: 0.39%
TTX Co.144A	5.50	9-25-2026	3,000,000	3,033,394
Technology: 1.20%
Computers: 0.43%
Kyndryl Holdings, Inc.	2.05	10-15-2026	3,465,000	3,341,632
Semiconductors: 0.77%
Entegris, Inc.144A	4.75	4-15-2029	3,000,000	2,912,907
Foundry JV Holdco LLC144A	5.50	1-25-2031	3,000,000	3,038,777
				5,951,684
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 7

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Utilities: 2.23%
Electric: 2.23%
Alliant Energy Finance LLC144A	5.40%	6-6-2027		$2,665,000	$2,692,790
Duke Energy Corp.	3.10	6-15-2028		1,640,000	1,874,953
Emera U.S. Finance LP	3.55	6-15-2026		1,485,000	1,465,268
Pinnacle West Capital Corp.	5.15	5-15-2030		2,750,000	2,781,413
PSEG Power LLC144A	5.20	5-15-2030		2,245,000	2,266,533
Southern California Edison Co.	5.35	3-1-2026		2,000,000	2,009,557
Vistra Operations Co. LLC144A	3.70	1-30-2027		3,195,000	3,135,220
XPLR Infrastructure Operating Partners LP144A	3.88	10-15-2026		1,000,000	971,494
					17,197,228
Total corporate bonds and notes (Cost $216,343,843)					217,941,958
Foreign corporate bonds and notes: 1.07%
Communications: 0.19%
Telecommunications: 0.19%
Eutelsat SA	1.50	10-13-2028	EUR	500,000	488,451
Lorca Telecom Bondco SA	4.00	9-18-2027	EUR	500,000	567,725
SES SA (EURIBOR ICE Swap Rate 11:00am+3.19%)ʊ±	2.88	5-27-2026	EUR	400,000	436,067
					1,492,243
Consumer, cyclical: 0.28%
Auto parts & equipment: 0.12%
Forvia SE	7.25	6-15-2026	EUR	364,000	421,284
Valeo SE	5.88	4-12-2029	EUR	400,000	479,136
					900,420
Entertainment: 0.08%
Cirsa Finance International Sarl144A	10.38	11-30-2027	EUR	553,500	662,975
Leisure time: 0.08%
TUI AG	5.88	3-15-2029	EUR	500,000	590,434
Consumer, non-cyclical: 0.36%
Commercial services: 0.27%
Amber Finco PLC	6.63	7-15-2029	EUR	400,000	475,168
Verisure Holding AB	5.50	5-15-2030	EUR	369,000	435,934
Verisure Holding AB144A	9.25	10-15-2027	EUR	240,000	285,111
Worldline SA	4.13	9-12-2028	EUR	800,000	885,643
					2,081,856
Food: 0.09%
Iceland Bondco PLC	10.88	12-15-2027	GBP	295,000	421,317
Market Bidco Finco PLC	5.50	11-4-2027	GBP	200,000	262,110
					683,427
Financial: 0.12%
Diversified financial services: 0.06%
Sherwood Financing PLC	4.50	11-15-2026	EUR	445,000	502,773
See accompanying notes to portfolio of investments
8 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Real estate: 0.06%
Aedas Homes Opco SL144A	4.00%	8-15-2026	EUR	400,000	$453,817
Industrial: 0.06%
Machinery-diversified: 0.06%
Nova Alexandre III SAS (3 Month EURIBOR+5.25%)144A±	7.53	7-15-2029	EUR	400,000	460,569
Utilities: 0.06%
Water: 0.06%
Holding d’Infrastructures des Metiers de l’Environnement	4.50	4-6-2027	EUR	400,000	463,018
Total foreign corporate bonds and notes (Cost $7,748,477)					8,291,532
Foreign government bonds: 1.29%
Brazil: 0.35%
Brazil¤	0.00	10-1-2025	BRL	10,000,000	1,668,555
Brazil	10.00	1-1-2027	BRL	6,000,000	992,268
					2,660,823
Colombia: 0.11%
Colombia TES	7.75	9-18-2030	COP	4,200,000,000	873,408
Indonesia: 0.10%
Indonesia	6.88	4-15-2029	IDR	12,000,000,000	745,643
South Africa: 0.12%
Republic of South Africa	8.00	1-31-2030	ZAR	17,605,000	953,454
United Kingdom: 0.61%
U.K. Gilts	1.63	10-22-2028	GBP	2,100,000	2,628,374
U.K. Gilts	4.13	7-22-2029	GBP	1,560,000	2,104,386
					4,732,760
Total foreign government bonds (Cost $9,937,690)					9,966,088

	Shares
Investment companies: 0.73%
Exchange-traded funds: 0.73%
iShares 0-5 Year High Yield Corporate Bond ETF	132,628	5,663,216
Total investment companies (Cost $5,514,811)		5,663,216

			Principal
Municipal obligations: 0.06%
Indiana: 0.06%
Education revenue: 0.06%
Indiana Secondary Market for Education Loans, Inc. (U.S. SOFR 1 Month+0.80%)±	5.24	2-25-2044	$446,445	446,869
Total municipal obligations (Cost $442,763)				446,869
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 9

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities: 10.68%
A&D Mortgage Trust Series 2024-NQM3 Class A1144A±±	6.45%	7-25-2069	$2,624,311	$2,645,817
A&D Mortgage Trust Series 2024-NQM5 Class A1144A	5.70	11-25-2069	2,395,177	2,394,349
Ajax Mortgage Loan Trust Series 2021-E Class A1144A±±	1.74	12-25-2060	2,504,110	2,181,263
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	218,773	207,485
Angel Oak Mortgage Trust Series 2020-R1 Class A1144A±±	0.99	4-25-2053	778,150	737,906
Angel Oak Mortgage Trust Series 2024-8 Class A1144A±±	5.34	5-27-2069	2,625,493	2,612,882
BAHA Trust Series 2024-MAR Class B144A±±	6.84	12-10-2041	3,500,000	3,564,762
Brean Asset-Backed Securities Trust Series 2021-RM2 Class A144A±±	1.75	10-25-2061	1,529,450	1,454,370
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1144A±±	2.72	11-25-2059	96,273	94,956
BX Trust Series 2021-ARIA Class D (U.S. SOFR 1 Month+2.01%)144A±	6.34	10-15-2036	2,165,000	2,150,116
BX Trust Series 2024-BIO Class C (U.S. SOFR 1 Month+2.64%)144A±	6.97	2-15-2041	3,010,000	2,987,425
BX Trust Series 2025-VLT6 Class B (U.S. SOFR 1 Month+1.89%)144A±	6.22	3-15-2042	2,995,000	2,972,538
CHL Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1±±	6.31	6-19-2031	41,530	41,012
COMM Mortgage Trust Series 2014-CR14 Class B±±	3.71	2-10-2047	378,731	363,654
CSAIL Commercial Mortgage Trust Series 2016-C5 Class A4	3.49	11-15-2048	208,649	207,650
CSMC Trust Series 2020-AFC1 Class A3144A±±	3.51	2-25-2050	436,481	416,062
CSMC Trust Series 2021-AFC1 Class A2144A±±	1.07	3-25-2056	1,072,317	875,297
Finance of America Structured Securities Trust Series 2024-S2 Class A1144A±±	3.50	4-25-2074	2,432,165	2,341,662
Finance of America Structured Securities Trust Series 2025-S1 Class A1144A	3.50	2-25-2075	2,518,356	2,399,290
GCAT Trust Series 2021-NQM1 Class A1144A±±	0.87	1-25-2066	822,199	711,781
GS Mortgage Securities Corp. Trust Series 2018-LUAU Class A (U.S. SOFR 1 Month+1.30%)144A±	5.63	11-15-2032	2,770,000	2,750,956
GS Mortgage Securities Corp. Trust Series 2021-DM Class A (U.S. SOFR 1 Month+1.00%)144A±	5.33	11-15-2036	2,518,000	2,499,115
GS Mortgage-Backed Securities Trust Series 2024-HE1 Class A1 (30 Day Average U.S. SOFR+1.60%)144A±	5.92	8-25-2054	2,242,190	2,242,182
GSMPS Mortgage Loan Trust Series 1998-1 Class A144A±±	8.00	9-19-2027	86,320	83,461
Hudson’s Bay Simon JV Trust Series 2015-HB10 Class A10144A	4.15	8-5-2034	2,215,000	2,195,964
Imperial Fund Mortgage Trust Series 2021-NQM3 Class A1144A±±	1.60	11-25-2056	2,084,459	1,802,292
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A3144A±±	4.41	5-25-2067	4,005,000	3,403,578
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A (U.S. SOFR 1 Month+1.26%)144A±	5.59	6-15-2035	566,915	497,327
JPMorgan Mortgage Trust Series 2020-2 Class A7144A±±	3.50	7-25-2050	804,972	701,333
MASTR Adjustable Rate Mortgages Trust Series 2002-3 Class 4A1±±	6.62	10-25-2032	637	639
Merrill Lynch Golden National MTGE Asset Backed Certificates Series 1998-GN1 Class M2	8.02	2-25-2027	34,322	33,960
See accompanying notes to portfolio of investments
10 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
MFA Trust Series 2020-NQM1 Class A2144A±±	2.79%	8-25-2049	$279,345	$267,146
MFA Trust Series 2021-NQM1 Class A2144A±±	1.38	4-25-2065	481,309	453,855
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	2,530,000	2,247,199
New Residential Mortgage Loan Trust Series 2018-5A Class A1A144A±±	4.25	12-25-2057	1,125,580	1,098,573
New Residential Mortgage Loan Trust Series 2019-6A Class A1B144A±±	3.50	9-25-2059	772,384	722,333
NYMT Loan Trust Series 2022-CP1 Class A1144A	2.04	7-25-2061	1,807,373	1,678,397
OBX Trust Series 2019-EXP1 Class 1A3144A±±	4.00	1-25-2059	263,532	259,446
PKHL Commercial Mortgage Trust Series 2021-MF Class B (U.S. SOFR 1 Month+1.29%)144A±	5.62	7-15-2038	3,342,000	2,890,241
PRPM LLC Series 2024-2 Class A1144A±±	7.03	3-25-2029	1,090,430	1,090,599
RCKT Mortgage Trust Series 2023-CES2 Class A1A144A±±	6.81	9-25-2043	863,484	872,009
Residential Mortgage Loan Trust Series 2021-1R Class A2144A±±	1.10	1-25-2065	113,264	108,376
ROCK Trust Series 2024-CNTR Class B144A	5.93	11-13-2041	4,205,000	4,288,368
Saluda Grade Alternative Mortgage Trust Series 2024-CES1 Class A1144A±±	6.31	3-25-2054	2,248,194	2,264,250
SDAL Trust Series 2025-DAL Class B (U.S. SOFR 1 Month+2.94%)144A±	7.27	4-15-2042	3,100,000	3,118,143
SHR Trust Series 2024-LXRY Class A (U.S. SOFR 1 Month+1.95%)144A±	6.28	10-15-2041	3,370,000	3,374,215
Starwood Mortgage Residential Trust Series 2020-1 Class A3144A±±	2.56	2-25-2050	1,028,879	977,057
SWCH Commercial Mortgage Trust Series 2025-DATA Class C (U.S. SOFR 1 Month+2.09%)144A±	6.42	2-15-2042	2,100,000	2,076,357
Towd Point Mortgage Trust Series 2017-4 Class A1144A±±	2.75	6-25-2057	184,492	179,333
Towd Point Mortgage Trust Series 2019-4 Class A1144A±±	2.90	10-25-2059	602,528	575,767
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (U.S. SOFR 1 Month+0.90%)144A±	5.23	2-15-2032	1,128,174	1,127,892
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	3,534,648	3,116,029
Verus Securitization Trust Series 2021-8 Class A2144A±±	2.29	11-25-2066	1,547,230	1,373,945
Verus Securitization Trust Series 2021-R1 Class A2144A±±	1.06	10-25-2063	54,511	52,462
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	594,866	562,658
Wilshire Funding Corp. Series 1996-3 Class M2±±	7.65	8-25-2032	44,087	44,267
Wilshire Funding Corp. Series 1996-3 Class M3±±	7.65	8-25-2032	19,165	19,186
Wilshire Funding Corp. Series 1998-WFC2 Class M1 (12 Month Treasury Average+2.00%)±	6.64	12-28-2037	1,516	1,504
Total non-agency mortgage-backed securities (Cost $85,389,340)				82,410,691
U.S. Treasury securities: 14.23%
U.S. Treasury Notes	3.75	8-15-2027	9,695,000	9,664,703
U.S. Treasury Notes	3.75	4-15-2028	1,630,000	1,624,779
U.S. Treasury Notes	3.88	3-31-2027	1,750,000	1,748,018
U.S. Treasury Notes	3.88	4-30-2030	1,740,000	1,733,067
U.S. Treasury Notes%%	4.00	5-31-2030	10,000,000	10,019,531
U.S. Treasury Notes	4.13	2-28-2027	23,000,000	23,063,789
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 11

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes##	4.25%	12-31-2026	$43,000,000	$43,162,930
U.S. Treasury Notes	4.38	7-31-2026	18,765,000	18,817,776
Total U.S. Treasury securities (Cost $109,547,109)				109,834,593
Yankee corporate bonds and notes: 13.00%
Basic materials: 0.39%
Chemicals: 0.39%
Braskem Netherlands Finance BV144A	4.50	1-10-2028	1,125,000	1,025,474
Orbia Advance Corp. SAB de CV144A	6.80	5-13-2030	2,000,000	2,008,900
				3,034,374
Communications: 0.43%
Media: 0.43%
Videotron Ltd.144A	3.63	6-15-2029	3,515,000	3,320,552
Consumer, cyclical: 0.26%
Leisure time: 0.26%
Carnival Corp.144A	5.75	3-1-2027	2,000,000	2,005,003
Consumer, non-cyclical: 0.95%
Agriculture: 0.26%
Viterra Finance BV144A	4.90	4-21-2027	2,000,000	1,999,503
Household products/wares: 0.43%
Reckitt Benckiser Treasury Services PLC144A	3.00	6-26-2027	3,430,000	3,338,598
Pharmaceuticals: 0.26%
Teva Pharmaceutical Finance Netherlands III BV	3.15	10-1-2026	2,000,000	1,955,697
Energy: 0.64%
Oil & gas: 0.64%
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.04%)ʊ±	4.38	6-22-2025	3,000,000	2,988,564
Var Energi ASA144A	5.88	5-22-2030	1,915,000	1,936,597
				4,925,161
Financial: 8.01%
Banks: 5.90%
Bank of Ireland Group PLC (U.S. SOFR+1.62%)144A±	5.60	3-20-2030	3,000,000	3,063,526
Banque Federative du Credit Mutuel SA144A	4.52	7-13-2025	3,000,000	2,999,400
Barclays PLC (U.S. SOFR+0.96%)±	5.09	2-25-2029	3,745,000	3,766,538
BNP Paribas SA (U.S. SOFR+1.00%)144A±	1.32	1-13-2027	1,545,000	1,512,824
Credit Agricole SA (U.S. SOFR+1.46%)144A±	5.22	5-27-2031	3,000,000	3,026,334
DNB Bank ASA (U.S. SOFR+1.05%)144A±	4.85	11-5-2030	3,000,000	3,013,275
Federation des Caisses Desjardins du Quebec144A	5.25	4-26-2029	2,000,000	2,036,873
Lloyds Banking Group PLC (1 Year Treasury Constant Maturity+1.70%)±	5.87	3-6-2029	3,650,000	3,756,980
Macquarie Group Ltd. (U.S. SOFR+1.07%)144A±	1.34	1-12-2027	1,885,000	1,846,747
See accompanying notes to portfolio of investments
12 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+1.17%)±	5.16%	4-24-2031	$3,000,000	$3,041,425
NatWest Group PLC (1 Year Treasury Constant Maturity+1.05%)±	5.12	5-23-2031	2,660,000	2,670,337
NatWest Group PLC (1 Year Treasury Constant Maturity+1.10%)±	5.58	3-1-2028	3,200,000	3,244,471
Sumitomo Mitsui Financial Group, Inc.	5.24	4-15-2030	3,000,000	3,063,183
Swedbank AB144A	5.08	5-21-2030	3,550,000	3,579,813
UBS Group AG (1 Year Treasury Constant Maturity+0.85%)144A±	1.49	8-10-2027	2,000,000	1,924,200
UBS Group AG (U.S. SOFR+2.04%)144A±	2.19	6-5-2026	3,000,000	2,999,412
				45,545,338
Diversified financial services: 1.11%
Avolon Holdings Funding Ltd.144A	4.25	4-15-2026	975,000	967,878
Avolon Holdings Funding Ltd.144A	4.95	1-15-2028	2,500,000	2,492,836
Avolon Holdings Funding Ltd.144A	5.75	11-15-2029	1,000,000	1,017,111
Macquarie AirFinance Holdings Ltd.144A	5.20	3-27-2028	2,000,000	2,005,866
Marex Group PLC	5.83	5-8-2028	2,110,000	2,119,327
				8,603,018
Insurance: 0.40%
RenaissanceRe Holdings Ltd.	3.60	4-15-2029	3,175,000	3,049,118
Real estate: 0.34%
Ontario Teachers’ Cadillac Fairview Properties Trust144A	3.88	3-20-2027	2,687,000	2,646,182
REITs: 0.26%
Scentre Group Trust 1/Scentre Group Trust 2144A	3.63	1-28-2026	2,000,000	1,985,268
Government securities: 0.97%
Multi-national: 0.97%
African Export-Import Bank144A	2.63	5-17-2026	2,185,000	2,124,956
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	3,000,000	2,930,769
Central American Bank for Economic Integration144A	1.14	2-9-2026	2,500,000	2,442,043
				7,497,768
Industrial: 0.90%
Aerospace/defense: 0.14%
Embraer Netherlands Finance BV144A	7.00	7-28-2030	1,000,000	1,065,777
Electronics: 0.63%
Flex Ltd.	4.88	6-15-2029	1,790,000	1,783,051
Tyco Electronics Group SA	4.50	2-9-2031	3,115,000	3,072,441
				4,855,492
Trucking & leasing: 0.13%
SMBC Aviation Capital Finance DAC144A	5.45	5-3-2028	1,005,000	1,022,668
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 13

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities: 0.45%
Electric: 0.45%
Comision Federal de Electricidad144A	5.70%	1-24-2030	$1,500,000	$1,475,250
Emera, Inc. Series 16-A (3 Month LIBOR+5.44%)±	6.75	6-15-2076	2,000,000	2,009,824
				3,485,074
Total yankee corporate bonds and notes (Cost $99,907,912)				100,334,591
Yankee government bonds: 0.75%
Israel: 0.25%
Israel	5.38	2-19-2030	1,910,000	1,924,325
Panama: 0.37%
Panama	3.88	3-17-2028	3,000,000	2,863,200
Peru: 0.13%
Corp. Financiera de Desarrollo SA144A	5.50	5-6-2030	1,000,000	1,002,000
Total yankee government bonds (Cost $5,740,607)				5,789,525

	Yield	Shares
Short-term investments: 5.76%
Investment companies: 3.31%
Allspring Government Money Market Fund Select Class♠∞##	4.23	25,557,406	25,557,406

				Principal
U.S. Treasury securities: 2.45%
U.S. Treasury Bills☼		4.02	7-10-2025	$19,000,000	18,915,265
Total short-term investments (Cost $44,472,832)					44,472,671
Total investments in securities (Cost $792,289,231)	102.57%				791,802,596
Other assets and liabilities, net	(2.57)				(19,839,172)
Total net assets	100.00%				$771,963,424

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

‡	Security is valued using significant unobservable inputs.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

See accompanying notes to portfolio of investments
14 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—May 31, 2025 (unaudited)

Abbreviations:
BDC	Business Development Company
BRL	Brazilian real
CLO	Collateralized loan obligation
COP	Colombian peso
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
IDR	Indonesian rupiah
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$15,547,457	$454,941,144	$(444,931,195)	$0	$0	$25,557,406	25,557,406	$1,025,565
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	2,390,466	AUD	3,800,000	Morgan Stanley Inc.	6-30-2025	$0	$(59,963)
AUD	3,800,000	USD	2,288,383	Morgan Stanley Inc.	6-30-2025	162,046	0
USD	2,470,318	BRL	14,315,000	Morgan Stanley Inc.	6-30-2025	0	(16,798)
USD	13,840,305	EUR	12,745,000	Morgan Stanley Inc.	6-30-2025	0	(656,087)
EUR	1,200,000	USD	1,299,607	Morgan Stanley Inc.	6-30-2025	65,294	0
EUR	840,000	USD	961,130	Morgan Stanley Inc.	6-30-2025	0	(5,699)
USD	4,802,308	GBP	3,717,500	Morgan Stanley Inc.	6-30-2025	0	(207,098)
JPY	140,000,000	USD	991,400	Morgan Stanley Inc.	6-30-2025	0	(15,493)
USD	1,246,142	ZAR	22,840,000	Morgan Stanley Inc.	6-30-2025	0	(21,454)
						$227,340	$(982,592)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	1,154	9-30-2025	$239,151,922	$239,382,875	$230,953	$0
Short
2-Year Euro SCHATZ	(109)	6-6-2025	(13,218,328)	(13,285,453)	0	(67,125)
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 15

Portfolio of investments—May 31, 2025 (unaudited)

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short (continued)
10-Year U.S. Treasury Notes	(42)	9-19-2025	$(4,642,897)	$(4,651,500)	$0	$(8,603)
5-Year U.S. Treasury Notes	(1,207)	9-30-2025	(130,337,068)	(130,582,313)	0	(245,245)
					$230,953	$(320,973)
Centrally cleared credit default swap contracts
Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Sell Protection
Markit iTraxx Europe Crossover S43	5.00%	Quarterly	6-20-2030	EUR	1,620,000	$(140,217)	$(113,732)	$0	$(26,485)
See accompanying notes to portfolio of investments
16 | Allspring Short-Term Bond Plus Fund

Notes to portfolio of investments—May 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in
Allspring Short-Term Bond Plus Fund | 17

Notes to portfolio of investments—May 31, 2025 (unaudited)
interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of investments. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) on centrally cleared swaps. Payments received from (paid to) the counterparty are recorded as realized gains (losses) when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
18 | Allspring Short-Term Bond Plus Fund

Notes to portfolio of investments—May 31, 2025 (unaudited)
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$98,471,749	$0	$98,471,749
Asset-backed securities	0	107,458,782	720,331	108,179,113
Corporate bonds and notes	0	217,941,958	0	217,941,958
Foreign corporate bonds and notes	0	8,291,532	0	8,291,532
Foreign government bonds	0	9,966,088	0	9,966,088
Investment companies	5,663,216	0	0	5,663,216
Municipal obligations	0	446,869	0	446,869
Non-agency mortgage-backed securities	0	82,410,691	0	82,410,691
U.S. Treasury securities	109,834,593	0	0	109,834,593
Yankee corporate bonds and notes	0	100,334,591	0	100,334,591
Yankee government bonds	0	5,789,525	0	5,789,525
Short-term investments
Investment companies	25,557,406	0	0	25,557,406
U.S. Treasury securities	18,915,265	0	0	18,915,265
	159,970,480	631,111,785	720,331	791,802,596
Forward foreign currency contracts	0	227,340	0	227,340
Futures contracts	230,953	0	0	230,953
Total assets	$160,201,433	$631,339,125	$720,331	$792,260,889
Liabilities
Forward foreign currency contracts	$0	$982,592	$0	$982,592
Futures contracts	320,973	0	0	320,973
Swap contracts	0	26,485	0	26,485
Total liabilities	$320,973	$1,009,077	$0	$1,330,050
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of May 31, 2025, $1,835,000 was segregated as cash collateral for these open futures contracts. The Fund also had $750,000 segregated as cash collateral for open forward foreign currency contracts.
At May 31, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring Short-Term Bond Plus Fund | 19